Warrants (Details) - USD ($)					12 Months Ended
	Jun. 30, 2025	Nov. 08, 2024	Sep. 10, 2024	Jun. 11, 2024	Dec. 31, 2025	Mar. 31, 2026	Oct. 31, 2025	Aug. 28, 2025	Dec. 31, 2024
Warrants [Line Items]
Common stock, share issued (in Shares)					19,025,767	38,215,119			4,930,531
Price per share		$ 2						$ 4.4
Convertible promissory note (in Dollars)					$ 500,000,000
Loan balances, percentage					100.00%
Percentage debt					30.00%
Conversion issued (in Shares)	260,300
Warrant to purchase shares (in Shares)		351,424
Common stock exercisable period		5 years
Percentage of warrant exercise lender		19.90%
Common stock to be issued (in Shares)		319,952
Warrant to purchase share (in Shares)								250,000
Cumulative revenues (in Dollars)					$ 25,000,000
Common stock, price per share					$ 0.0001	$ 0.0001			$ 0.0001
Performance-Based Warrants [Member]
Warrants [Line Items]
Price per share								$ 6
Warrant to purchase share (in Shares)								350,000
Warrant [Member]
Warrants [Line Items]
Price per share					0.0125	$ 2.13
Common stock, price per share					$ 0.0001
X Group Note 1 [Member]
Warrants [Line Items]
Principal amount (in Dollars)				$ 312,500
Cash proceeds (in Dollars)				$ 250,000
X Group Warrant 1 [Member] | Senior Unsecured Promissory Note [Member]
Warrants [Line Items]
Common stock, share issued (in Shares)				150,000
Price per share				$ 2
Warrant term				5 years
Conversion price per share				$ 2
X Group [Member]
Warrants [Line Items]
Convertible promissory note term					2 years
Convertible interest rate					12.00%
X Group Note 2 [Member]
Warrants [Line Items]
Principal amount (in Dollars)			$ 125,000
Cash proceeds (in Dollars)			$ 100,000
Price per share		$ 2.41
X Group Debt [Member]
Warrants [Line Items]
Convert outstanding balance (in Dollars)		$ 771,085,000
Conversion issued (in Shares)		385,542
Private Placement [Member] | Warrant [Member]
Warrants [Line Items]
Price per share					$ 15,957
Common Stock [Member]
Warrants [Line Items]
Conversion price per share					$ 2
Warrant to purchase shares (in Shares)							1,702,088